Intangible Assets, Net (Tables)	12 Months Ended
Feb. 28, 2022
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Summary of Intangible Assets, Net

Intangible assets, net, consisted of the following:

	As of
	February 28, 2021	February 28, 2022
	RMB	RMB	USD
Trade name	4,000	4,000	634
Student base and customer relationship	5,940	2,200	349
School cooperation agreements	1,000	1,000	159
Non-compete agreements	440	440	70
Purchased software	322	442	70
License	302	302	48
Total	12,004	8,384	1,330
Less: accumulated amortization	4,886	5,119	812
Intangible assets, net	7,118	3,265	518